Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Segment Reporting Information [Line Items]
Segment revenues	¥ 571,701	¥ 534,141	¥ 1,684,379	¥ 1,796,155
Segment profits	86,145	82,409	247,809	239,028
Assets	12,842,958		12,842,958		¥ 12,174,917
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues	574,653	537,262	1,691,739	1,802,142
Segment profits	122,538	74,501	352,927	297,817
Assets	10,859,154		10,859,154		9,997,698
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues	24,031	20,650	69,721	71,717
Segment profits	4,008	2,972	13,159	19,760
Assets	1,000,148		1,000,148		959,725
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues	76,801	72,662	224,017	214,304
Segment profits	9,142	9,804	25,767	30,387
Assets	900,943		900,943		873,775
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues	102,851	113,383	332,039	357,381
Segment profits	9,892	10,557	56,070	54,721
Assets	756,092		756,092		720,221
Operating Segment | Investment and Operation
Segment Reporting Information [Line Items]
Segment revenues	116,245	136,357	341,302	504,032
Segment profits	27,203	6,201	55,590	31,091
Assets	808,466		808,466		733,612
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues	129,888	67,553	355,468	289,288
Segment profits	27,262	17,062	70,447	66,237
Assets	4,110,336		4,110,336		3,571,437
Operating Segment | Overseas Business
Segment Reporting Information [Line Items]
Segment revenues	124,837	126,657	369,192	365,420
Segment profits	45,031	¥ 27,905	131,894	¥ 95,621
Assets	¥ 3,283,169		¥ 3,283,169		¥ 3,138,928